Above market acquired charters	6 Months Ended
Jun. 30, 2017
Above market acquired charters [Abstract]
Above market acquired charters
5. Above market acquired charters
For the six-month periods ended June 30, 2017 and 2016, revenues included a reduction of $7,744 and $7,060 as amortization of the above market acquired charters, respectively.
An analysis of above market acquired charters is as follows:

Above market acquired charters	Book value
Carrying amount as at January 1, 2017	$90,243

Amortization	$(7,744)
Carrying amount as at June 30, 2017	$82,499

As of June 30, 2017 the remaining carrying amount of unamortized above market acquired time charters was $82,499 and will be amortized in future years as follows:

For the twelve month period ended June 30,	Amount
2018	$14,596
2019	$14,381
2020	$14,396
2021	$8,746
2022	$8,372
Thereafter	$22,008
Total	$82,499